Long Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012		Jan. 29, 2012		Jan. 30, 2011		Aug. 30, 2007
Debt Instrument [Line Items]
Long Term Debt	$ 5,775	[1]	$ 5,462	[1],[2]	$ 5,249	[2]
Less current installments	(10)		(82)		(10)
Long-term debt, excluding current installments	5,765		5,380		5,239
Long Term Debt, Interest Rate	13.50%
Abl Facility due April 12, 2017
Debt Instrument [Line Items]
Long Term Debt	632
Long Term Debt, Interest Rate	2.27%	[3]
Term Loan due October 12, 2017
Debt Instrument [Line Items]
Long Term Debt	971
Long Term Debt, Interest Rate	7.25%	[3]
8.125% Senior Secured First Priority Notes due 2019
Debt Instrument [Line Items]
Long Term Debt	950
Long Term Debt, Interest Rate	8.13%	[3]
11% Senior Secured Second Priority Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	675
Long Term Debt, Interest Rate	11.00%	[3]
14.875% Senior Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	728
Long Term Debt, Interest Rate	14.88%	[3]
Term Loan due August 30, 2012
Debt Instrument [Line Items]
Long Term Debt			73	[2]	74	[2]
Long Term Debt, Interest Rate			1.53%	[3]	1.56%
Term Loan due April 1, 2014
Debt Instrument [Line Items]
Long Term Debt			855	[2]	864	[2]
Long Term Debt, Interest Rate			3.03%	[3]	3.06%
ABL Term Loan due April 1, 2014
Debt Instrument [Line Items]
Long Term Debt			214	[2]	214	[2]
Long Term Debt, Interest Rate			3.56%	[3]	3.53%
12.0% Senior Notes due September 1, 2014
Debt Instrument [Line Items]
Long Term Debt			2,500	[2]	2,500	[2]
Long Term Debt, Interest Rate			12.00%	[3]	12.00%
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Long Term Debt	$ 1,819		$ 1,820	[2]	$ 1,597	[2]
Long Term Debt, Interest Rate	13.50%	[3]	13.50%	[3]	13.50%		13.50%

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[3]	Represents the stated rate of interest, without including the effect of discounts.